Debt - Scheduled Principal Payments of Long Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2019
2020	15,000
2021	37,500
2022	45,000
2023	95,000
2024	45,000
Thereafter	112,500
Total	$ 345,385	$ 270,265